  As filed with the Securities and Exchange Commission on February 24, 1998

                                                    Registration No. 333-
                                                                         -------

================================================================================

                     SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, DC 20549

                                  FORM N-14
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
                          PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                                                        ---
                          POST-EFFECTIVE AMENDMENT NO.                      [ ]
                                                        ---
                      (Check Appropriate Box or Boxes.)

                            --------------------

                                 ARK FUNDS*
             (Exact Name of Registrant as Specified in Charter)

                           1 Freedom Valley Drive
                               Oaks, PA  19456
                   (Address of Principal Executive Office)

     Registrant's Telephone Number, including Area Code:  (610) 676-1000

                             Kathryn L. Stanton
                        Vice President and Secretary
                                  ARK Funds
                           1 Freedom Valley Drive
                               Oaks, PA  19456
                   (Name and Address of Agent for Service)

                                 Copies to:

                            Alan C. Porter, Esq.
                           Piper & Marbury L.L.P.
                        1200 Nineteenth Street, N.W.
                         Washington, DC  20036-2430

  It is proposed that this filing will become effective on March 26, 1998 pursuant to Rule 488.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-53690).

                            --------------------

  *   Relating to Institutional Class shares of the ARK Value Equity Portfolio.

================================================================================

                                   ARK FUNDS

                             CROSS REFERENCE SHEET

                                     PART A

Item No.                                                                           Heading
--------                                                                           -------
1.       Beginning of Registration Statement and
         Outside Front Cover Page of Prospectus . . . . . . . . . . . . .     Cover Page

2.       Beginning and Outside Back Cover Page
         of Prospectus  . . . . . . . . . . . . . . . . . . . . . . . . .     Fees and Expenses

3.       Fee Table, Synopsis Information, and
         Risk Factors . . . . . . . . . . . . . . . . . . . . . . . . . .     Summary; Comparative Fee Table;
                                                                              Risk Factors

4.       Information About the Transaction  . . . . . . . . . . . . . . .     Summary; Risk Factors;
                                                                              Information Relating to the
                                                                              Proposed Reorganization

5.       Information About the Registrant . . . . . . . . . . . . . . . .     Summary; Risk Factors;
                                                                              Additional Information

6.       Information About the Company
         Being Acquired . . . . . . . . . . . . . . . . . . . . . . . . .     Summary; Risk Factors;
                                                                              Additional Information

7.       Voting Information . . . . . . . . . . . . . . . . . . . . . . .     Summary; Information Relating
                                                                              to Voting Matters

8.       Interest of Certain Persons and Experts  . . . . . . . . . . . .     Not Applicable

9.       Additional Information Required for Reoffering
         by Persons Deemed to be Underwriters . . . . . . . . . . . . . .     Not Applicable

                                   ARK FUNDS
                           Oaks, Pennsylvania  19456

                                                                  March __, 1998
Dear Shareholder:

     On November 7, 1997, the Board of Trustees of ARK Funds met to consider and approve a proposal for reorganizing the ARK Stock Portfolio with the ARK Value Equity Portfolio. After carefully studying the merits of the proposal, the Board determined that the reorganization is in the best interest of the shareholders of both portfolios.

     Since the Board has approved combining the portfolios, you and your fellow shareholders are being asked to approve the proposal at a special meeting of shareholders to be held at _______ on ________ __, 1998. A proxy card is enclosed for use in the special meeting. This card represents shares you held as of the record date, _______ __, 1998. IT IS IMPORTANT THAT YOU COMPLETE, SIGN AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE.

     If you and the other shareholders of the ARK Stock Portfolio approve the proposed reorganization and certain other conditions are satisfied, you will be able to continue your investment program through ownership in the ARK Value Equity Portfolio, another ARK Funds' portfolio with a similar investment objective and policies.

     I encourage you to review the attached materials in detail. Some of your questions are answered on the next page. Some important facts about the proposed reorganization are outlined below.

     - The reorganization will not affect the value of your account. There are no sales charges in the reorganization.

     - The reorganization is not expected to result in any federal income tax to the ARK Stock Portfolio or its shareholders.

     Because the Board believes the proposed reorganization will benefit all shareholders, we encourage you to vote for the proposal. Should you have any additional questions, we invite you to call ARK Funds toll free at 1-800-624-4116.

                                        Sincerely,

                                        [signature]

                                        William H. Cowie, Jr.
                                        Chairman

Q.       WHY HAVE I RECEIVED THIS PACKAGE?

A. The ARK Stock Portfolio has entered into an Agreement and Plan of Reorganization to merge into the ARK Value Equity Portfolio. Under the agreement, the assets of the ARK Stock Portfolio and the assets of ARK Value Equity Portfolio will be combined, and your ARK Stock Portfolio shares will be exchanged for shares of the ARK Value Equity Portfolio which has a similar investment objective and policies. The Board of Trustees of ARK Funds has approved the proposed reorganization. You, as an ARK Stock Portfolio shareholder, are now being asked to approve the proposed reorganization.

Q.       HOW WILL THIS AFFECT ME AS AN ARK STOCK PORTFOLIO
         SHAREHOLDER?

A. If the proposed merger is approved, you will become a shareholder of the ARK Value Equity Portfolio. The investment objective and policies of the ARK Value Equity Portfolio are similar to those of the ARK Stock Portfolio. There are no sales charges in this transaction. The shares of the ARK Value Equity Portfolio that you receive will have a total value equal to the value of the ARK Stock Portfolio shares you held immediately before the transaction.

Q.       WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. The reorganization is not expected to result in any federal income tax to the ARK Stock Portfolio or its shareholders.

Q.       HOW DOES THE BOARD RECOMMEND THAT I VOTE?

A. After careful consideration, the Board unanimously recommends that you vote "FOR" the proposed reorganization.

Q.       HOW DO I CONTACT YOU?

A. If you have any questions, call ARK Funds toll free at 1-800-624-4116, Monday through Friday, 8:00 a.m. to 8:00 p.m. (Eastern Time), or Saturday and Sunday, 9:00 a.m. to 4:00 p.m. (Eastern Time).

                                  PLEASE VOTE.
                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN.

                                   ARK FUNDS

                           Oaks, Pennsylvania  19456

     NOTICE IS HEREBY GIVEN that a special meeting of the shareholders will be held at 25 South Charles Street, Baltimore, Maryland, on _______ __, 1998 at ___, Eastern Time, for the following purposes:

         ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"), between the ARK Stock Portfolio (the "Acquired Fund") and the ARK Value Equity Portfolio (the "Acquiring Fund"), and the transactions contemplated thereby, including: (a) the transfer of all of the assets and stated liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of the Acquiring Fund shares so received by an Acquired Fund pro rata to shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund.

         ITEM 2. To transact such other business as may properly come before the meeting and any adjournment thereof.

     The proposed reorganization and related matters are described in the attached Prospectus/Proxy Statement. A copy of the Reorganization Agreement is attached to the Prospectus/Proxy Statement as Appendix A.

     Only shareholders of the Acquired Fund of record on _______ __, 1998 are entitled to notice of and to vote at the special meeting and any adjournment thereof.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                        KATHRYN L. STANTON
                                        Secretary


March __, 1998

                           PROSPECTUS/PROXY STATEMENT

                              Dated March __, 1998

                                   ARK FUNDS
                           Oaks, Pennsylvania  19456

                            Telephone 1-800-624-4116

     This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of ARK Funds in connection with the special meeting (the "Meeting") of shareholders to be held at 25 South Charles Street, Baltimore, Maryland, on _______ __, 1998 at ___, Eastern Time, at which shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization, dated as of February 23, 1998 (the "Reorganization Agreement"), by and between the ARK Stock Portfolio and the ARK Value Equity Portfolio of ARK Funds.

     In reviewing the proposed reorganization (the "Reorganization"), the Board of Trustees considered, among other things, that the Reorganization would constitute a tax-free reorganization and that the interests of shareholders would not be diluted as a result of the Reorganization.

     This Prospectus/Proxy Statement constitutes the proxy statement for the Meeting and the prospectus for the Institutional Class shares of the ARK Value Equity Portfolio that have been registered with the Securities and Exchange Commission ("SEC") and are to be issued in connection with the Reorganization.

     The Reorganization Agreement provides that the ARK Stock Portfolio (the "Acquired Fund") will transfer substantially all of its assets and stated liabilities to the ARK Value Equity Portfolio (the "Acquiring Fund"). In exchange for the transfer of assets and liabilities, shareholders will receive Institutional Class shares of the Acquiring Fund. The Acquired Fund will then make a liquidating distribution to its shareholders of the Acquiring Fund shares, so that a shareholder of an Acquired Fund at the time of the Reorganization will receive shares of the Acquiring Fund with the same aggregate net asset value as the shareholder had in the Acquired Fund immediately before the Reorganization. Following the Reorganization, the Acquired Fund will be terminated as described in the Reorganization Agreement.

     The Acquiring Fund has been recently organized for the purpose of continuing the investment operations of the Marketvest Equity Fund, a separate series of Marketvest Funds, Inc., and is not expected to commence operations until the closing of its reorganization with Marketvest Equity Fund which is expected to occur on March __, 1998. Marketvest Funds entered into an Agreement and Plan of Reorganization with ARK Funds following the acquisition of Dauphin Deposit Bank and Trust Company, the investment adviser of the Marketvest Equity Fund.

     This Prospectus/Proxy Statement sets forth the information that a shareholder should know before voting on the Reorganization Agreement (and related transactions) and should be retained for future reference. The Prospectus dated February 13, 1998, relating to the Institutional Class shares of the Acquiring Fund, which describes the operations of the Acquiring Fund, the ARK Funds' Annual Report for the fiscal year ended April 30, 1997 and Semi-Annual Report for the six-months ended October 31, 1997 are incorporated herein by reference and accompany this Prospectus/Proxy Statement. Additional information is contained in: (i) the Statement of Additional Information relating to this Prospectus/Proxy Statement and (ii) the Statement of Additional Information of ARK Funds dated February 13, 1998. Each of these documents is on file with the SEC and is available without charge upon request by writing or calling ARK Funds at its address or telephone number set forth above. The SEC also maintains a Web site (http://www.sec.gov) that contains these documents, materials incorporated by reference, and other information regarding the ARK Funds.

     This Prospectus/Proxy Statement is expected to be first sent to shareholders on or about _______ __, 1998.

     THE SECURITIES OF ARK FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF ARK FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FIRST NATIONAL BANK OF MARYLAND OR ANY DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTING IN SHARES OF ARK FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ARK FUNDS.

                               TABLE OF CONTENTS

                                                                                                Page
                                                                                                ----
Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Proposed Reorganization  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Reasons For Reorganization   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Federal Income Tax Consequences  . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Overview of Acquired Fund and Acquiring Fund   . . . . . . . . . . . . . . . . . . . .      1
           Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . . .      1
           Arrangements with Service Providers  . . . . . . . . . . . . . . . . . . . . . .      2
           Comparative Fee Table  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3
           Expense Ratios . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5
           Purchases  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6
           Exchanges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6
           Dividends and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . .      6
           Redemption Procedures  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6
     Voting Information   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6
Risk Factors    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
     Investment Objectives and Policies   . . . . . . . . . . . . . . . . . . . . . . . . .      7
     Investment Practices and Risks   . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
     Investment Limitations   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10
     Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13
Information Relating to the Proposed Reorganization . . . . . . . . . . . . . . . . . . . .     13
     Description of the Reorganization Agreement  . . . . . . . . . . . . . . . . . . . . .     14
     Capitalization   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15
     Federal Income Tax Consequences  . . . . . . . . . . . . . . . . . . . . . . . . . . .     15
Information Relating to Voting Matters  . . . . . . . . . . . . . . . . . . . . . . . . . .     16
     General Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     16
     Shareholder and Board Approvals  . . . . . . . . . . . . . . . . . . . . . . . . . . .     16
     Quorum     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18
     Annual Meetings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18
Additional Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18

                                                                                                Page
                                                                                                ----
Other Business  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18
Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-1

                                    SUMMARY

     The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of ARK Funds, and the Reorganization Agreement attached to this Prospectus/Proxy Statement as Appendix A.

     PROPOSED REORGANIZATION. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of ARK Funds, including the trustees who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), has determined that the proposed Reorganization is in the best interests of shareholders of the Acquired Fund and the Acquiring Fund, and that the interests of existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of such Reorganization.

     REASONS FOR THE REORGANIZATION. The primary reasons for the proposed Reorganization are: (a) the fact that the Acquiring Fund was organized by ARK Funds in connection with the combination of the Marketvest Equity Fund with ARK Funds; (b) the similarity of the investment objectives and policies of the Acquired Fund and the Acquiring Fund; (c) the fact that shareholder interests would not be diluted in the proposed Reorganization; and (d) the status of the Reorganization as a tax-free reorganization.

     FEDERAL INCOME TAX CONSEQUENCES. Shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes on their receipt of shares of the Acquiring Fund. Neither the Acquiring Fund nor Acquired Fund will incur any gain or loss for federal tax purposes as a result of the Reorganization. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

     OVERVIEW OF ACQUIRED FUND AND ACQUIRING FUND. The following summarizes the investment objectives and policies, arrangements with service providers, fees and expenses, purchase, redemption and dividend and distribution procedures of the Acquired Fund and the Acquiring Fund. See the Prospectus and the Statement of Additional Information of ARK Funds, which are incorporated herein by reference, for a further description of the Acquired Fund and the Acquiring Fund.

Investment Objectives and Policies

     The investment objectives of the Acquired Fund and the Acquiring Fund are substantially similar. The Acquired Fund seeks to provide long-term capital appreciation while the Acquiring Fund seeks to provide growth of principal. The Acquired Fund invests primarily in common stocks, seeking capital appreciation from a broadly diversified portfolio and investing in growth-oriented companies and market leaders in various industries. The Acquiring Fund pursues its investment objective by investing primarily in the equity securities of high quality companies, placing emphasis on stocks where the market price of the stock appears low when compared to present and/or future earnings cash flow. See "Risk Factors" below and the Prospectus of ARK Funds, which is incorporated herein by reference, for a further description of the similarities and differences between the investment objectives and policies of the Acquired Fund and the Acquiring Fund.

Arrangements with Service Providers

     Allied Investment Advisors, Inc. (the "Advisor") serves as investment adviser of both the Acquired Fund and the Acquiring Fund and is entitled to receive investment advisory fees, which are accrued daily and paid monthly, from the Acquired Fund and the Acquiring Fund (as described in the fee table below). See "Management" in the Prospectus of ARK Funds accompanying this Prospectus/Proxy Statement, which is incorporated herein by reference, for additional information on the Advisor.

     SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company, serves as the distributor for shares of the Acquired Fund and the Acquiring Fund.

     Under a shareholder services plan in effect with respect to the Institutional Class of each of the Acquired Fund and the Acquiring Fund, shareholder services fees may be paid to securities dealers and other financial institutions (including affiliates of First Maryland Bancorp), at an annual rate of up to 0.15% of the average net assets of the Institutional Class shares attributable to their customers, for providing ongoing shareholder support services to their customers with accounts in such class. The Board has approved an annual shareholder services fee rate of 0.06% of the average net assets of the Institutional Class of each of the Acquired Fund and the Acquiring Fund.

     SEI Fund Resources ("SFR") provides administrative services to each of the Acquired Fund and the Acquiring Fund. SEI Investment Management Corporation, a wholly-owned subsidiary of SEI Investment Company, is the owner of all beneficial interest in SFR. For its services, SFR receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.13% of the aggregate net assets of the Acquired Fund and the Acquiring Fund. SFR may voluntarily waive all or a portion of its fee from time to time in its sole discretion. Pursuant to a separate agreement with SFR, FMB Trust Company, National Association performs sub-administration services on behalf of the Acquired Fund and the Acquiring Fund, for which it receives a fee from SFR at the annual rate of up to 0.0275% of the aggregate daily net assets of the funds. See "Management" in the Prospectus of ARK Funds accompanying this Prospectus/Proxy Statement, which is incorporated herein by reference, for additional information about SFR.

     FMB Trust Company, National Association is custodian for the securities and cash of the Acquired Fund and the Acquiring Fund. SFR provides transfer agent and related services for each of the Acquired Fund and the Acquiring Fund and has subcontracted the transfer agency services to State Street Bank and Trust Company which maintains shareholder accounts and records for the funds.

Comparative Fee Table

      The table set forth below shows (a) shareholder transaction expenses and estimated annual operating expenses for the Institutional Class of the Acquired Fund and the Acquiring Fund as of April 30, 1997 for the fiscal year ended on such date, in each case restated to reflect expenses the Institutional Class of the Acquired Fund and the Acquiring Fund, respectively, expect to incur during the current fiscal year, and (b) pro forma information for the Institutional Class of the Acquiring Fund assuming the Reorganization had taken place on October 31, 1997. Unless otherwise noted, the information in the expense table and the example reflects voluntary fee waivers and/or reimbursements. The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                              Pro Forma
                                                      ARK Stock      ARK Value Equity     ARK Value Equity
                                                      Portfolio          Portfolio            Portfolio
                                                      ---------          ---------            ---------
SHAREHOLDER TRANSACTION EXPENSES

 Maximum sales load imposed on purchases and
 reinvested dividends                                      None              None                 None

 Deferred sales charges imposed on redemptions
                                                           None              None                 None

 Redemption Fee                                            None              None                 None

 Exchange Fee                                              None              None                 None

 ANNUAL OPERATING EXPENSES

 (expressed as a percentage of average net assets)
 Advisory Fees (after waivers) (1)                        0.60%              0.87%                    %
                                                                                                  ---
 Shareholder Services Fees (after waivers) (2)            0.06%              0.06%                    %
                                                                                                  ---
 Other Expenses                                           0.25%              0.13%                    %
                                                                                                  ---
 Total Fund Operating Expenses (after waivers) (3)        0.91%              1.06%                    %
                                                                                                  ---

EXAMPLE

     A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment on all dividends, and redemption of the shares after the number of year indicated:

                                                                         1 Year       3 Years      5 Years     10 Years
                                                                         -------      -------      -------     --------
                          ARK Stock Portfolio                              $ 9          $29         $50          $112
                          ARK Value Equity Portfolio                       $11          $34         $58          $129
                          Pro Forma ARK Value Equity Portfolio              $            $           $            $
-------------------

(1) Absent waivers, Advisory Fees would be 0.70% for the ARK Stock Portfolio and 1.00% for the ARK Value Equity Portfolio.

(2)   Absent waivers, Shareholder Services Fees would be 0.15%.

(3) Absent fee waivers, Total Fund Operating Expenses would be 1.10%, 1.28% and ___%, respectively.

Expense Ratios

     The following table sets forth (a) the ratio of operating expenses to average net assets of the Institutional Class of the Acquired Fund for the fiscal year ended April 30, 1997, (i) after fee waivers and expense reimbursements, and (ii) absent fee waivers and expense reimbursements, and (b) the annualized ratios of operating expenses to average net assets of the Institutional Class of the Acquired Fund for the six months ended October 31, 1997, (i) after fee waivers and expense reimbursements, and (ii) absent fee waivers and expense reimbursements.

                        FISCAL YEAR ENDED APRIL 30, 1997

      Ratio of Operating Expenses                            Ratio of Operating Expenses
         to Average Net Assets                                   to Average Net Assets
                 After                                                  Absent
Fee Waivers and Expense Reimbursements                  Fee Waivers and Expense Reimbursements
--------------------------------------                  --------------------------------------
                 0.90%                                                   0.95%

                           SIX MONTHS ENDED OCTOBER 31, 1997

      Ratio of Operating Expenses                            Ratio of Operating Expenses
         to Average Net Assets                                   to Average Net Assets
                 After                                                  Absent
Fee Waivers and Expense Reimbursements                  Fee Waivers and Expense Reimbursements
--------------------------------------                  --------------------------------------
                 0.89%                                                   0.94%

            The Acquiring Fund has recently been organized for the purpose of continuing the investment operations of Marketvest Equity Fund and had not commenced operations as of October 31, 1997, and is not expected to commence operations until the consummation of its reorganization with Marketvest Equity Fund which is expected to occur on March __, 1998.

Purchases

       Institutional Class shares of the Acquired Fund and the Acquiring Fund are sold to individuals, institutions and other entities that have established trust, custodial or money management relationships with First National Bank of Maryland ("First National") or its affiliates. Institutional Class shares of the Acquired Fund and the Acquiring Fund are sold at their net asset value without a sales charge. Share purchases may be made Monday through Friday, except on certain holidays. The net asset value of the Acquired Fund and the Acquiring Fund is calculated as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange. The following minimum investments apply to Institutional Class shares of the Acquired Fund and the Acquiring Fund unless they are waived:

    To open an account............................                   $100,000

    To add to an account..........................                     N/A

    Minimum account balance..........................               $250,000

Exchanges

     All or a portion of Institutional Class shares of the Acquired Fund and the Acquiring Fund may be exchanged on any business day at their net asset value for shares of the same class of any other ARK Funds portfolio.

Dividends and Distributions

     The Acquired Fund and the Acquiring Fund each pay dividends from net investment income quarterly. Each of the Acquired Fund and the Acquiring Fund distributes net realized capital gains, if any, at least annually. Income dividends on the Acquiring Fund and the Acquired Fund are declared daily and paid quarterly. Shareholders of the Acquired Fund and the Acquiring Fund may elect to have their dividends and distributions automatically reinvested in additional shares of the same class at the net asset value next determined after payment, to receive their dividends and distributions in cash, or to receive a combination of additional shares and cash. If a shareholder fails to select an option, all dividends and distributions are reinvested in additional shares.

Redemption Procedures

     Institutional Class shares of the Acquired Fund and the Acquiring Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of a redemption request in good order.

     VOTING INFORMATION. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of ARK Funds in connection with the special meeting of shareholders to be held at 25 South Charles Street, Baltimore, Maryland, on _______ __, 1998, at ___, Eastern Time, (such meeting and any adjournment thereof hereinafter referred to as the "Meeting"). Only shareholders of record at the close of business on _______ __, 1998 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the Reorganization Agreement and related transactions contemplated thereby, see "Information Relating to Voting Matters."

                                  RISK FACTORS

     The following discussion summarizes some of the more significant similarities and differences in the investment objectives, policies, practices and risk factors of the Acquired Fund and the Acquiring Fund and is qualified in its entirety by the Prospectus and Statement of Additional Information of ARK Funds, which are incorporated herein by reference.

       INVESTMENT OBJECTIVES AND POLICIES. The investment objective and policies of the Acquired Fund are substantially similar to those of the Acquiring Fund. There are, however, certain material differences.

     The investment objective of the Acquired Fund is to provide long-term capital appreciation. The investment objective of the Acquiring Fund is to provide growth of principal. The Acquired Fund invests primarily in common stocks, seeking capital appreciation from a broadly diversified portfolio and investing in growth-oriented companies and market leaders in various industries. Under normal circumstances, at least 65% of the value of the Acquired Fund's total assets will be invested in common stocks. The Acquiring Fund pursues its investment objective by investing primarily in the equity securities of high quality companies, placing emphasis on stocks where the market price of the stock appears low when compared to present and/or future earnings cash flow. Under normal market conditions, the Acquiring Fund intends to invest at least 65% of its total assets in equity securities of U.S. companies. In most market conditions, the stocks comprising the portfolio's assets will exhibit traditional value characteristics, such as higher than average sales growth, higher than average return on equity, above average free cash flow, and stocks of companies with high return on their invested capital.

     See the Prospectus of ARK Funds, which is incorporated herein by reference, for a further description of the similarities and differences between the investment objectives and policies of the Acquired Fund and the Acquiring Fund.

     INVESTMENT PRACTICES AND RISKS. This section describes certain practices and risks that are generally common to the Acquired Fund and the Acquiring Fund.

     Equity Securities Generally. Investments in equity securities are subject to market risks which may cause their prices to fluctuate. Accordingly, the Acquired Fund and the Acquiring Fund, which invest in equity securities, may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in the value of portfolio securities will not necessarily affect income derived from those securities but will affect the net asset value of the fund's shares. Equity securities held by a fund may not perform well during certain market cycles and may not respond to general market movements to the same extent as other securities.

     Fixed-Income Securities. The market value of fixed-income securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the credit rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from those securities but will affect the net asset value of the fund's shares. Each of the Acquired Fund and the Acquiring Fund may invest in fixed-income securities consistent with its investment objective and policies.

     Foreign Securities. Both the Acquired Fund and Acquiring Fund may invest in foreign securities to the extent permitted by their investment policies. Investing in the securities of foreign issuers involves special risks not typically associated with investing in U.S. companies. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Investing in emerging markets involves special considerations (in addition to those relating to foreign investment generally) which include, among others, greater political uncertainty, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for securities, and delays and disruptions in securities settlement procedures. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     Delayed Delivery or Purchases on a When-Issued Basis. Delayed delivery or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of commitment and the delivery and payment ordinarily takes place beyond customary settlement time. The interest rate to be realized on these securities is fixed as of the purchase date and no interest accrues to the buyer before settlement. The securities are subject to market fluctuation due to changes in market interest rates; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Liquid assets sufficient to make payments for the securities to be purchased are segregated at the trade date. Both the Acquired Fund and Acquiring Fund may purchase securities on a delayed delivery or when-issued basis and may dispose of the when-issued commitment prior to settlement which may result in short-term profits or losses.

     Repurchase Agreements. A repurchase agreement is an agreement where a person buys a security and simultaneously commits to sell the security to the seller at an agreed-upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A fund which buys the security bears a risk of loss in the event the other party defaults on its obligations and the fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the fund realizes a loss on the sale of the collateral securities. Both the Acquired Fund and Acquiring Fund may enter into repurchase agreements. Both the Acquired Fund and Acquiring Fund will only enter into repurchase agreements with banks and other recognized financial institutions which are deemed by its investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

     Reverse Repurchase Agreements. Both the Acquired Fund and the Acquiring Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a fund and the agreement by the fund to repurchase the securities at an agreed-upon price, date and interest payment. When a fund enters into reverse repurchase transactions, it will maintain appropriate liquid assets in a segregated custodial account to cover the value of the securities subject to the agreement. The segregation of assets could impair the fund's ability to meet its current obligations or impede investment management if a large portion of the fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

     Options. The Acquiring Fund and the Acquired Fund may engage in options transactions from time to time. A put option gives a fund, in return for a premium, the right (but not the obligation) to sell the underlying security to the writer or seller of the option at a specified price during the term of the option. A call option gives a fund, in return for a premium, the right (but not the obligation) to buy the underlying securities from the seller at a specified price during the term of the option. Under normal conditions, the Acquiring Fund and the Acquired Fund will not hedge more than 25% of its total assets by engaging in options transactions and futures (see "Futures and Options on Futures" below). In addition, the Acquiring Fund will not write puts where the value of the underlying investment exceeds 25% (including the value of futures held by the fund) of its total assets and will not buy calls with a value exceeding 5% of its total assets. There are risks associated with options transactions, including that the success of a hedging strategy will depend on the ability of the investment adviser to predict movements in the prices of individual securities, market fluctuations and movements in interest rates; there may be an imperfect correlation between the movement in prices of securities held by a fund and price movements of the related options; and there may not be a liquid secondary market for options.

     Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each of the Acquiring Fund and the Acquired Fund may enter into futures contracts and options on futures contracts, provided that, the sum of its initial margin deposits on open futures contracts plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the liquidation value of its net assets after taking into account unrealized profits and unrealized losses on any such contracts and excluding the value of any options that are "in-the-money" at the time of purchase. In every other instance, each of the Acquiring Fund and the Acquired Fund use futures contracts and related options, within their respective investment limitations noted in "Options" above, only for bona fide hedging purposes, i.e., to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. There are risks associated with these hedging activities. See "Options" above.

     Other Considerations. Certain other investments and investment techniques permitted for the Acquired Fund and the Acquiring Fund pose special risks in addition to those described above. See the Prospectus and Statement of Additional Information of ARK Funds for more information. By itself no fund constitutes a balanced investment plan. There is no assurance that a fund will achieve its investment objective. Investors should review the investment objective, policies and practices of a fund and carefully consider their ability to assume the risks involved.

     For a complete discussion of the investment policies and risks of the Acquired Fund and the Acquiring Fund refer to the Statement of Additional Information of ARK Funds which is incorporated herein by reference.

     INVESTMENT LIMITATIONS. Neither the Acquired Fund nor the Acquiring Fund may change its fundamental investment limitations without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the Investment Company Act). However, investment limitations that are not fundamental policies may be changed by the Board of Trustees without shareholder approval. The investment limitations of the Acquired Fund and the Acquiring Fund are similar, but not identical.

     Concentration of Investments. As a fundamental policy, neither the Acquiring Fund nor the Acquired Fund may purchase any securities which would cause more than 25% of the total assets of such fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

     Loans. As a fundamental policy, neither the Acquiring Fund nor the Acquired Fund may make loans, except that either fund may (a) purchase or hold debt instruments; (b) enter into repurchase agreements; and (c) engage in securities lending, in each case where permitted by its investment objective, policies and limitations.

     Diversification of Investments. As a fundamental policy, neither the Acquiring Fund nor the Acquired Fund may acquire more than 10% of the voting securities of any one issuer (except, for securities issued or guaranteed by the United States, its agencies or instrumentalities, or invest more than 5% of its total assets in the securities of an issuer (except for cash, cash items or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities); provided that the foregoing limitation does not apply to 25% of the total assets of the Acquired Fund or the Acquiring Fund.

     Issuing Senior Securities or Borrowing Money. As a fundamental policy, neither the Acquiring Fund nor the Acquired Fund may borrow or issue senior securities, except that (a) the Acquiring Fund may borrow money from banks and may enter into reverse repurchase agreements and (b) the Acquired Fund may borrow money in an amount not to exceed 33 1/3% of its total assets as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). Neither the Acquiring Fund nor the Acquired Fund will purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets. Neither fund will borrow for investment purposes.

     Selling Short or Buying on Margin. As a non-fundamental policy, neither the Acquiring Fund nor the Acquired Fund may make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short. For both the Acquiring Fund and the Acquired Fund, transactions in futures contracts and options are not deemed to constitute selling securities short.

     Underwriting. As a fundamental policy, neither the Acquiring Fund nor the Acquired Fund may act as an underwriter of securities of other issuers, except as it may deemed an underwriter under federal securities laws in selling a security held by it.

     Investing in Securities of Other Investment Companies. As a non-fundamental policy, neither the Acquiring Funds or the Acquired Funds may purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, each of the funds is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, (a) such fund owns more than 3% of the total voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of such fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of such fund.

     Puts, Calls or Other Options. The Acquiring Fund and the Acquired Fund may write or purchase puts, calls or other options or combinations thereof subject to compliance with other investment policies. Under normal conditions neither fund will hedge more than 25% of its total assets by engaging in options transactions and futures. In addition, each fund will not write puts where the value of the underlying investment exceeds 25% (including the value of futures held by the fund) of its total assets and will not buy calls with a value exceeding 5% of its total assets. See "Risk Factors - Options" and "- Futures and Options on Futures".

     Restricted and Illiquid Securities. As a non-fundamental policy, neither the Acquiring Fund nor Acquired Fund will invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. Repurchase agreements providing for settlement in more than seven days after notice are counted toward the percentage limitation and over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Board of Trustees to be liquid, are also be counted toward such percentage limitation.

     The foregoing limitation does not apply to restricted securities held by either the Acquiring Fund or the Acquired Fund if it is determined by or under procedures established by the Board of Trustees that, based on trading markets for the specific restricted security in question, such security is not illiquid.

     The absence of a trading market for restricted or illiquid securities can make it difficult to ascertain a market value for these securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible to sell restricted or illiquid securities promptly at an acceptable price.

     Commodities and Futures Contracts. The Acquired Fund, as a matter of fundamental policy, may not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates). The Acquiring Fund, as a matter of fundamental policy, may engage in transactions involving financial and stock index futures contracts or options on such futures contracts.

     Investing in Real Estate. As a non-fundamental policy, the Acquired Fund may invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System. The Acquiring Fund does not have a fundamental policy regarding investing in real estate.

     Warrants. As a non-fundamental policy, the Acquired Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. Included in this limitation for the Acquired Fund, but not to exceed 2% of its net assets, may be warrants not listed on the New York Stock Exchange or American Stock

Exchange. The Acquiring Fund does not have a fundamental policy regarding investment in warrants.

     OTHER INFORMATION. ARK Funds is registered as an open-end management investment company under the Investment Company Act. Currently ARK Funds offers twenty-two investment portfolios, including the Acquired Fund and the Acquiring Fund.

     Shares of each portfolio of ARK Funds: (i) are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held; (ii) will vote in the aggregate and not by class or series except as otherwise expressly required by law or when class voting is permitted by the Board of Trustees; and (iii) are entitled to participate equally in the dividends and investment income and in the net distributable assets of the respective class and series on liquidation. In addition, shares have no preemptive rights and only such conversion and exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus, such shares are fully paid and non-assessable except as required under Massachusetts law.* ARK Funds is not required under applicable law to hold annual shareholder meetings and intends to do so only if required by the Investment Company Act. Shareholders have the right to remove trustees.

     The foregoing is only a summary. Shareholders may obtain copies of the declaration of trust and bylaws of ARK Funds upon written request at the address shown on the cover page of this Prospectus/Proxy Statement.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

     The Agreement and Plan of Reorganization (the "Reorganization Agreement") provides that the Acquired Fund is to be acquired by the Acquiring Fund. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Prospectus/Proxy Statement.





----------------------------------

* Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the declaration of trust of ARK Funds disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or its trustees. The declaration of trust of ARK Funds provides for indemnification out of the property of the portfolio for all losses and expenses of any shareholder held personally liable for the obligations of the portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the portfolio or the trust itself would be unable to meet its obligations.

     DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that at the Closing (as defined in the Reorganization Agreement), substantially all of the assets and stated liabilities of such Acquired Fund will be acquired by the Acquiring Fund and the shareholders of the Acquired Fund shall receive the shares (which shall be of the same class owned by the shareholder of the Acquired Fund) of the Acquiring Fund.

     In exchange for the transfer of the assets and the assumption of the stated liabilities of the Acquired Fund, at the Closing, a number of full and fractional shares of the Acquiring Fund will be issued to the Acquired Fund. The number of shares of the Acquiring Fund so issued will have an aggregate net asset value equal to the value of the assets of the Acquired Fund. In determining the value of the assets of the Acquired Fund, each security will be priced in accordance with the policies and procedures of the Acquired Fund as described in the then current prospectus and statement of additional information of ARK Funds and in accordance with applicable provisions of the Investment Company Act.

     The Reorganization Agreement provides that the Acquired Fund will declare a dividend prior to the Closing Date in order to distribute to its shareholders all of its net investment income earned, and all of its net capital gains realized, up to and including the Closing Date.

     On the Closing Date, the Acquired Fund will liquidate and distribute pro rata to the record holders its shares on the Closing Date the shares of the Acquiring Fund received by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will be canceled on the books of ARK Funds, on the Closing Date and will thereafter represent only the right to receive the shares of the Acquiring Fund and the Acquired Fund's transfer books will be closed permanently. After the Closing Date, the Acquired Fund will not conduct any business, and after the Reorganization has been consummated, the Acquired Fund will not conduct any business, except in connection with its liquidation and termination.

     The expenses of the Acquired Fund and the Acquiring Fund incurred in connection with the Reorganization will be borne by First Maryland Bancorp or its subsidiary.

     The consummation of the Reorganization is subject to certain conditions. The Reorganization will be contingent upon the approval of the Reorganization Agreement by a majority of the shareholders (as described below) of the Acquired Fund. The Reorganization is also conditioned upon the issuance of an order by the SEC permitting the transactions contemplated by the Reorganization Agreement. The order was requested as a result of the ownership by First National Bank of Maryland or its affiliates of 5% or more of the shares of the Acquired Fund and the Acquiring Fund. In addition, the Reorganization will be contingent upon: (a) the receipt of certain legal opinions described in the Reorganization Agreement (see Appendix A attached hereto); (b) the continuing accuracy of the representations and warranties in the Reorganization Agreement; and (c) the performance in all material respects of the agreements in the Reorganization Agreement.

     The Reorganization Agreement may be terminated by the Board of Trustees at or prior to the Closing Date.

     The Board of Trustees has approved the Reorganization based upon the belief that it would be in the best interest of the Acquired Fund and the Acquiring Fund and their respective shareholders. In approving the Reorganization Agreement, the Board considered the following factors, among others: (a) the fact that the Acquiring Fund was organized by ARK Funds in connection with the combination of the Marketvest Equity Fund with ARK Funds;
(b) the similarity of the investment objectives and policies of the Acquired Fund and the Acquiring Funds; (c) the fact that shareholder interests would not be diluted in the proposed Reorganization; and (d) the status of the Reorganization as a tax-free reorganization.

     After consideration of the foregoing factors and other relevant information, the Board of Trustees unanimously approved the Reorganization Agreement and directed that it be submitted to the shareholders of the Acquired Fund for approval. THE BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION AGREEMENT.

     CAPITALIZATION.  The following table sets forth as of October 31, 1997:
(a) the capitalization of the Institutional Class of the Acquired Fund and the Acquiring Fund, and (b) the pro forma capitalization of the Institutional Class of the Acquiring Fund as adjusted to give effect to the Reorganization. If consummated, the capitalization of the Institutional Class of the Acquired Fund and the Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity.

                                                                                        Pro Forma
                                        ARK Stock           ARK Value Equity         ARK Value Equity
                                        Portfolio               Portfolio               Portfolio
                                        ---------               ---------               ---------
     Total Net Assets                      $                      $100                     $
     Shares Outstanding                                             10
     Net Asset Value Per Share             $                      $ 10                     $

     FEDERAL INCOME TAX CONSEQUENCES. The consummation of the Reorganization is conditioned upon the receipt of an opinion of Piper & Marbury L.L.P. substantially to the effect that for federal income tax purposes: (a) the transfer of all of the assets of the Acquired Fund, and the assumption by the Acquiring Fund of stated liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund, and the distribution of said shares to the shareholders of the Acquired Fund, as provided in the Reorganization Agreement, will constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and, with respect to the Reorganization, the Acquired Fund and the Acquiring Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (b) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund as a result of such transactions; (c) in accordance with Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of such transactions; (d) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the distribution to them by the Acquired Fund of shares of any class of the Acquiring Fund in exchange for their shares of the Acquired Fund; (e) in accordance with Section 358(a)(1) of the Code, the aggregate basis of Acquiring Fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate basis of the shareholder's Acquired Fund shares immediately prior to the transaction; (f) in accordance with Section 362(b) of the Code, the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund in the hands of the Acquired Fund immediately prior to the exchange; (g) in accordance with
Section 1223 of the Code, a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of such Acquired Fund as a capital asset; and (h) in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund will include the period for which such assets were held by the Acquired Fund.

     ARK Funds has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed above. Such opinion of counsel will rely, as to certain factual matters, on certificates of officers of ARK Funds. The opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

                     INFORMATION RELATING TO VOTING MATTERS

     GENERAL INFORMATION. This Prospectus/Proxy Statement is being provided in connection with the solicitation of proxies by the Board of Trustees of ARK Funds in connection with the Meeting. Solicitation of proxies will occur principally by mail, but officers and service contractors of ARK Funds may also solicit proxies by telephone, telegraph or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of ARK Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

     Only shareholders of the Acquired Fund of record at the close of business on _______ __, 1998 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____ Institutional Class shares of the Acquired Fund.

     If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournments of the Meeting, see "Quorum" below.

     SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement, and the transactions contemplated thereby, are being submitted for approval at the Meeting by the holders of a "majority of the outstanding voting securities" of the Acquired Fund in accordance with the provisions of the declaration of trust of ARK Funds and the requirements of the Investment Company Act. The term "majority of the outstanding voting securities" of the Acquired Fund as used herein means the vote (a) of 67% of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Acquired Fund are present or represented by proxy, or (b) of more than 50% of the outstanding shares of the Acquired Fund, whichever is the less.

     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. With respect to the Reorganization proposal, abstentions and broker non-votes will have the same effect as votes cast against the proposal.

     The vote of the shareholders of the Acquiring Fund is not being solicited because their approval or consent is not necessary for the Reorganization to be consummated.

     At _______ __, 1998, First Maryland Bancorp and its affiliates held of record ___% of the shares of the Acquired Fund. As a result, First Maryland Bancorp may be deemed to be a "controlling person" of the Acquired Fund under the Investment Company Act.

     At _______ __, 1998, the name, address and share ownership of the persons who beneficially owned 5% or more of the shares of the Acquired Fund are as follows:



     After giving effect to the Reorganization, First Maryland Bancorp and its affiliates and the above-mentioned 5% shareholders will own of record the following percentages of the outstanding shares of the Acquiring Fund:



     At _______ __, 1998, the name, address and share ownership of the persons who beneficially owned 5% or more of the Acquiring Fund's outstanding shares are as follows:

     At _______ __, 1998, the trustees and officers of ARK Funds, as a group, owned less than 1% of the outstanding shares of the Acquired Fund and the Acquiring Fund.

     QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote in favor of such adjournments if they determine that adjournment and additional solicitation is reasonable and in the best interest of shareholders. A quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting.

     ANNUAL MEETING. ARK Funds does not presently intend to hold annual meetings of shareholders for the election of trustees and other business unless and until such time as less than a majority of the trustees holding office have been elected by the shareholders, at which time the trustees then in office will call a shareholders' meeting for the purpose of electing trustees. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more trustees or to act on other matters and such meetings will be called when requested in writing by the holders of record of 10% or more of ARK Funds' outstanding shares. To the extent required by law, ARK Funds will assist in shareholder communications on such matters.

                             ADDITIONAL INFORMATION

     Additional information about the Acquired Fund and the Acquiring Fund is included in the Prospectus of ARK Funds which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein. Additional information may also be obtained from the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Statement of Additional Information of ARK Funds, and the Annual Report for the fiscal year ended April 30, 1997 and Semi-Annual Report for the six months ended October 31, 1997, which have been filed with the SEC. A copy of the Statements of Additional Information, the Annual Report and the Semi-Annual Report may be obtained without charge by calling ARK Funds at 1-800-624-4116. ARK Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act, as applicable, and in accordance with such requirements must file reports, proxy statements and other information with the SEC. These materials can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material can also be obtained from the Public Reference Section, at 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates by the SEC or from the SEC's Internet Web site at http://www.sec.gov.

                                 OTHER BUSINESS

     The Board of Trustees of ARK Funds knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to ARK Funds in writing at the address on the cover page of this Prospectus/Proxy Statement or by calling toll free at 1-800-624-4116.

                                      ***

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                      Appendix A
                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") made as of February 23, 1998, by ARK Funds, a Massachusetts business trust (the "Trust"), for and on behalf of the ARK Stock Portfolio (the "Acquired Fund") and the ARK Value Equity Portfolio (the "Acquiring Fund").

                              W I T N E S S E T H:

         WHEREAS, the parties desire that substantially all of the assets and stated liabilities of the Acquired Fund be transferred to, and be acquired and assumed by, the Acquiring Fund in exchange for shares of the Acquiring Fund which shall thereafter be distributed to the shareholders of the Acquired Fund, all upon the terms and conditions hereinafter set forth (the "Reorganization"); and

         WHEREAS, the Acquiring Fund will continue the investment operations of the Acquired Fund after the Reorganization; and

         WHEREAS, the parties wish to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions and to adopt this Agreement as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, it is hereby agreed as follows:


                                   ARTICLE I

             TRANSFER OF ASSETS IN EXCHANGE FOR SHARES; ASSUMPTION
                  OF LIABILITIES; LIQUIDATION OF ACQUIRED FUND

         Subject to the terms and conditions of this Agreement, the parties agree to effect the following transactions in respect of the Reorganization:

         1.1 Transfer of Acquired Fund Assets; Issuance of Acquiring Fund Shares. At the Closing (as defined in Section 1.5), the Acquired Fund shall transfer to the Acquiring Fund all of its assets, net of appropriate reserves and adjustments as provided in Section 1.2, in exchange for and against delivery of a number of shares (including fractional shares) of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred (the "Acquiring Fund Shares"), in each case determined as provided in Section 1.3. It is expressly agreed that no sales charge will be imposed upon issuance of the Acquiring Fund Shares or their distribution to shareholders of the Acquired Fund as provided in Section 1.6.

         1.2 Acquired Fund Assets. The assets of the Acquired Fund to be acquired by the Acquiring Fund hereunder shall consist of all property of the Acquired Fund, including, without limitation, all cash, securities, commodities and futures interests, dividends or interest receivable, and any deferred or prepaid expenses shown as an asset on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5; provided, however, that there shall be deducted from such assets an amount of cash or other liquid assets estimated to be sufficient to pay all current liabilities of the Acquired Fund, including, without limitation, (i) amounts owed to any current or former shareholders in respect of declared but unpaid dividends on or redemptions of shares of the Acquired Fund, and (ii) accounts payable and other accrued and unpaid expenses incurred in the normal operation of business up to and including the Closing Date.

         1.3 Valuation. The value of the assets of the Acquired Fund to be acquired by the Acquiring Fund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on the Closing Date, using the valuation policies and procedures set forth in the then-current prospectus and statement of additional information of the Trust. The aggregate net asset value of the Acquiring Fund Shares shall be computed using the net asset value per share of the Acquiring Fund as of the close of regular trading on the Exchange on the Closing Date. The share transfer books of the Trust in respect of the Acquired Fund shall be permanently closed as of the close of business on the day immediately preceding the Closing Date and no transfer of shares of the Acquired Fund shall thereafter be made on such books. The Trust shall only accept purchase orders or redemption requests for shares of the Acquired Fund received prior to the close of regular trading on the Exchange on the day immediately preceding the Closing Date; purchase orders or redemption requests received thereafter shall be deemed to be orders to purchase or requests for redemption of shares of the Acquiring Fund, as the case may be, and shall be executed at the net asset value per share determined as set forth in the then current prospectus and statement of additional information of the Acquiring Fund, provided that the Reorganization is consummated.

         1.4 Acquired Fund Liabilities. At the Closing the Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves of the Acquired Fund reflected on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5. The Acquiring Fund shall assume only such liabilities of the Acquired Fund and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.5 Closing; Closing Date. The closing of the Reorganization shall take place beginning after the close of business on March 13, 1998, at the offices of Piper & Marbury L.L.P., 36 South Charles Street, Baltimore, Maryland, or at such other time and place as may be agreed upon by the parties. In the event that on such date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the assets of the Acquired Fund or the aggregate net asset value of the Acquiring Fund Shares is impractical, the Reorganization shall be postponed until the business day next following the day on which trading shall have been fully resumed and reporting shall have been restored, or such other day as may be agreed upon by the parties. The closing of the Reorganization is referred to herein as the "Closing" and the date on which the Closing shall take place is referred to herein as the "Closing Date."

         1.6 Distribution of Acquiring Fund Shares. As soon after the Closing as is conveniently practicable, the Acquiring Fund Shares received by the Acquired Fund hereunder shall be distributed pro rata to the shareholders of the Acquired Fund of record as of the close of business on the Closing Date (the "Acquired Fund Shareholders"). The distribution shall be accomplished by a written instruction to the transfer agent for the Trust (the "Transfer Agent"), directing the Transfer Agent to open accounts on the books of the Trust in respect of the Acquiring Fund in the names of the Acquired Fund Shareholders and to transfer to such accounts the respective pro rata interest, in full and fractional (to three decimal places) shares, of each such shareholder in the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Trust. All issued and outstanding shares of the Acquired Fund and all certificates, if any, indicating ownership of such shares shall simultaneously be canceled on the books of the Trust, although from and after the Closing each certificate which theretofore represented shares of the Acquired Fund shall evidence ownership of the Acquiring Fund Shares on the basis hereinabove set forth. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Shareholders and represented by unsurrendered certificates shall be permitted until such certificates have been surrendered for cancellation. Certificates representing Acquiring Fund Shares shall not be issued in connection with such distribution. Promptly after the distribution described above, the appropriate notification shall be mailed to the Acquired Fund Shareholders informing each such shareholder of the number of Acquiring Fund Shares credited to his account and confirming the registration thereof in his name. All distributions on the Acquiring Fund Shares shall be paid to the Acquired Fund Shareholders in cash or invested in additional shares of the Acquiring Fund at the net asset thereof on the respective payment dates in accordance with instructions previously given by such shareholders to the Transfer Agent.

         1.7 Payment of Transfer Taxes. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of an Acquired Fund Shareholder shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.8 Liquidation of Acquired Fund. As soon as conveniently practicable after the distribution required pursuant to Section 1.6 has been made, the Trust shall pay or make provision for payment of all known liabilities and obligations of the Acquired Fund not expressly assumed by the Acquiring Fund in accordance with the terms hereof and shall distribute all remaining assets of the Acquired Fund, if any, to the Acquired Fund Shareholders. Thereafter, the Trust shall take, in accordance with applicable law, all such action as may be necessary to effect a complete liquidation and termination of the Acquired Fund.


                                   ARTICLE II

                            COVENANTS AND AGREEMENTS

         2.1 Conduct of Business. After the date of this Agreement and on or prior to the Closing Date, the Acquired Fund and the Acquiring Fund will conduct their respective businesses only in the ordinary course, it being understood that such ordinary course of business shall include the declaration and payment of customary dividends and distributions.

         2.2 Shareholders' Meeting. The Acquired Fund shall call, convene and hold a meeting of its shareholders as soon as practicable in accordance with applicable law, for the purpose of approving this Agreement and the transactions herein contemplated, and for such other purposes as may be necessary or desirable. The Acquired Fund shall solicit the proxies of its shareholders to vote on the matters to be acted upon at such meeting.

         2.3 Registration Statement; Combined Prospectus/Proxy Statement. The Acquired Fund shall prepare preliminary proxy materials to be filed with the Securities and Exchange Commission (the "Commission") under the Securities Exchange Act of 1934, as amended (the "1934 Act"), relating to the meeting of shareholders referred to in Section 2.2, in the form of a combined prospectus/proxy statement and related statement of additional information included in a registration statement on Form N-14 of the Trust filed with the Commission under the Securities Act of 1933, as amended (the "1933 Act"), in connection with this Agreement. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the "Registration Statement." The combined prospectus/proxy statement and related statement of additional information in the form first filed with the Commission pursuant to Rule 497(c) under the 1933 Act is referred to herein as the "Prospectus/Proxy Statement." The parties will use their best efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practicable. Upon effectiveness of the Registration Statement, the Prospectus/Proxy Statement shall be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions herein contemplated in accordance with applicable law.

         2.4 Final Dividend. On or before the Closing Date the Acquired Fund shall declare a dividend or dividends on its shares which, together with all previous dividends, shall have the effect of distributing to the shareholders of the Acquired Fund all of the Acquired Fund's investment company taxable income for the final taxable period of the Acquired Fund (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in the final taxable period of the Acquired Fund (after reduction for any capital loss carry-forward).

         2.5 Financial Statements. At the Closing the Acquired Fund shall deliver to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund together with a schedule of portfolio investments as at the Closing Date. These financial statements shall be prepared in accordance with generally accepted accounting principles.


                                  ARTICLE III

                              CONDITIONS PRECEDENT

         The obligations of the parties hereto to consummate the Reorganization shall be subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

         3.1 Shareholder Approval. The transactions contemplated by this Agreement shall have been duly approved by the requisite affirmative vote of the shareholders of the Acquired Fund.

         3.2 Tax Opinion. The parties shall have received a legal opinion to the effect that, if the transactions contemplated by this Agreement are consummated in accordance with the terms hereof, for federal income tax purposes:

                   (i) the transfer by the Acquired Fund of all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in this Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and each such Fund will be "a party to the reorganization" within the meaning of Section 368(b) of the Code;

                   (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund, and no gain or loss will be recognized by the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders;

                   (iii) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund;

                   (iv) the adjusted basis of each asset of the Acquired Fund in the hands of the Acquiring Fund will be the same as the adjusted basis of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                   (v) the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the holding period of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                   (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares (including fractional shares) solely in exchange for shares of the Acquired Fund;

                   (vii) the adjusted basis of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor; and

                   (viii) the holding period of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such shares were held as a capital asset in the hands of the Acquired Fund Shareholder on the date of the exchange.

         3.3 Exemptive Order. The Commission shall have issued an order pursuant to Section 17(b) of the 1940 Act permitting consummation of the transactions contemplated by this Agreement.

         3.4 Governmental Approvals. All state securities law and all other governmental approvals necessary or advisable in the opinion of counsel to consummate the transactions contemplated by this Agreement shall have been received and shall not contain any provision which is unduly burdensome.

         3.5 No Litigation. No suit, action or other proceeding against the Trust or its officers or trustees shall be threatened or pending before any court or governmental agency in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.


                                   ARTICLE IV

                                  TERMINATION

            4.1 Termination. The board of trustees of the Trust may terminate this Agreement and abandon the transactions contemplated hereby at any time prior to the Closing (notwithstanding any approval of this Agreement and the transactions herein contemplated by the shareholders of the Acquired Fund).

            4.2 Effect of Termination. If terminated as herein provided, this Agreement shall forthwith become null and void and there shall be no liability or obligation of either party (or any shareholder, trustee, officer, employee, agent, consultant or representative thereof) to the other party.


                                   ARTICLE V

                                 MISCELLANEOUS

            5.1 Amendment; Waiver. Any provision of this Agreement may be amended or waived prior to the Closing if, and only if, such amendment or waiver is in writing and signed, in the case of an amendment, by each party or, in the case of a waiver, by the party against which the waiver is to be effective; provided that after the adoption of this Agreement by the shareholders of the Acquired Fund, no such amendment or waiver shall, without the further approval of such shareholders, alter or change any of the terms or conditions of this Agreement if such alteration or change would adversely affect the shareholders of the Acquired Fund.

            5.2 Successors. The provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided that no party may assign, delegate or otherwise transfer any of its rights or obligations under this Agreement without the consent of the other party hereto.

         5.3 Expenses. The parties hereby acknowledge that First Maryland Bancorp has agreed to pay all expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses include, without limitation, (i) expenses associated with the preparation and filing of the Registration Statement; (ii) fees and expenses for registration or qualification of the Acquiring Fund Shares under the 1933 Act and state securities or "blue sky" laws; (iii) fees and disbursements of legal counsel and accountants; and (iv) postage, printing and proxy solicitation costs.

            5.4 Governing Law. This Agreement shall be construed in accordance with and governed by the law of the State of Maryland.

            5.5 Survival. The covenants and agreements of the parties contained herein shall not survive, and shall be extinguished by, the Closing of the Reorganization.

            5.6 Entire Agreement. This Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof and supersedes all prior agreements, understandings and negotiations, both written and oral, between the parties with respect to the subject matter of this Agreement. No representation, inducement, promise, understanding, condition or warranty not set forth herein has been made or relied upon by either party hereto.

            5.7 Captions. The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

            5.8 Parties in Interest. Nothing expressed or implied herein is intended or shall be construed to confer upon any person, other than the parties hereto, any rights or remedies under or by reason of this Agreement or the transactions contemplated hereby.

            5.9 Limitation of Liability. (a) A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and it is expressly agreed that this instrument is executed by the officers of the Trust in such capacities, and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Trust personally, but are binding only upon the assets and property of the Trust.

            (b) The parties specifically acknowledge and agree that any liability under this Agreement, or in connection with the transactions herein contemplated, to the Trust in respect of the Acquiring Fund or the Acquired Fund shall be discharged only out of the assets of the Acquiring Fund or the Acquired Fund, as the case may be, and that no other series of the Trust shall be liable with respect thereto.

                                      ***

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers as of the day and year first above written.

                                           ARK FUNDS
                                           for the ARK Stock Portfolio

ATTEST:

                                           By
                                               --------------------------------


-------------------------

                                           ARK FUNDS
                                           for the ARK Value Equity Portfolio

ATTEST:
                                           By
                                               --------------------------------

-------------------------

                                   ARK FUNDS
                             CROSS REFERENCE SHEET
                                     PART B


Item No.                                                                             Heading
--------                                                                             -------
10.      Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . .     Cover Page

11.      Table of Contents  . . . . . . . . . . . . . . . . . . . . . . .     Table of Contents

12.      Additional Information about the Registrant  . . . . . . . . . .     Statement of Additional
                                                                              Information of ARK Funds dated
                                                                              February 13, 1998

13.      Financial Statements . . . . . . . . . . . . . . . . . . . . . .     Cover Page

                                   ARK FUNDS
                           Oaks, Pennsylvania  19456

                      STATEMENT OF ADDITIONAL INFORMATION

            (Special Meeting of Shareholders of ARK Stock Portfolio)

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated March __, 1998 for the special meeting of shareholders to be held on _______ __, 1998. Copies of the Prospectus/Proxy Statement may be obtained without charge by calling ARK Funds toll free at 1-800-624-4116.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

     Further information about the Acquiring Fund and the Acquired Fund is contained in and incorporated herein by reference to the Statement of Additional Information of ARK Funds dated February 13, 1998, a copy of which is included herewith. The audited financial statements and related independent auditor's report for the Acquired Fund contained in the Annual Report for the fiscal year ended April 30, 1997 are hereby incorporated herein by reference. The unaudited financial statements of the Acquired Fund contained in the Semi-Annual Report for the six months ended October 31, 1997 are hereby incorporated herein by reference. No other parts of the Annual Report and Semi-Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is March __, 1998.

                              GENERAL INFORMATION

     The shareholders of the ARK Stock Portfolio of ARK Funds (the "Acquired Fund") are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of February 23, 1998, by and between the Acquired Fund and the ARK Value Equity Portfolio of ARK Funds (the "Acquiring Fund") and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and stated liabilities of the Acquired Fund to the Acquiring Fund in exchange for full and fractional Acquiring Fund shares of the same class (the "Reorganization"). The Acquiring Fund shares issued pursuant to the Reorganization Agreement will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund that are outstanding immediately before the Closing Date (as defined in the Reorganization Agreement) of the Reorganization.

     Following the exchange, the Acquired Fund will make a liquidating distribution of the Acquiring Fund shares to its shareholders. Each shareholder of the Acquired Fund on the Closing Date will receive Acquiring Fund shares of the same class and of equal value. Upon completion of the Reorganization, the Acquired Fund will be terminated under state law.

     The special meeting of shareholders to consider the Reorganization Agreement and the related transactions will be held at ___ o'clock a.m., Eastern Time, on _______ __, 1998, at _____. For further information about the transaction, see the Prospectus/Proxy Statement.

     Banking laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and to purchase shares of an investment company as agent for and upon the order of a customer. However, banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Acquired Fund and the Acquiring Fund. Judicial or administrative decisions or interpretations of, as well as changes in, either federal or state statutes or regulations relating to the activities of banks and their affiliates could prevent First Maryland Bancorp or its affiliates from continuing to perform all or a part of the activities described above. If banks or bank affiliates were prohibited from so acting, changes in the operation of ARK Funds might occur. It is not anticipated, however, that any such change would affect the net asset value of the Acquiring Fund's shares or result in any financial loss to any shareholder.

                                     PART C
                               OTHER INFORMATION
ITEM 15.       INDEMNIFICATION

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant participates in a group liability policy under which the Registrant and its trustees, officers and affiliated persons are insured against certain liabilities.

ITEM 16.       EXHIBITS
               (1)   (a)    Declaration of Trust dated October 22, 1992 is
                            incorporated herein by reference to Exhibit 1 to the Registrant's Registration Statement on Form
                            N-1A (File No. 33-53690) ("Form N-1A").

                     (b) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit 1(b) to Form N-1A.

                     (c) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit 1(c) to Form N-1A.

               (2) By-Laws of the Registrant are incorporated herein by reference to Exhibit 1(d) to Form N-1A.

               (3)          Not applicable.

               (4) Agreement and Plan of Reorganization is included in Part A.

               (5)          Not applicable.

               (6)   (a)    Investment Advisory Agreement dated as of February
                            12, 1998 between the Registrant and Allied
                            Investment Advisors, Inc. is incorporated herein by reference to Exhibit 5 to Form N-1A.

               (7) Distribution Agreement dated November 1, 1995, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit 6(a) to Form N-1A.

               (8)          Not applicable.

               (9) Custody Agreement dated as of April 1, 1997, between FMB Trust Company, National Association and the Registrant is incorporated herein by reference to Exhibit 8 to Form N-1A.

               (10)  (a)    Shareholder Services Plan for the Institutional
                            Class is incorporated herein by reference to
                            Exhibit 15(c) to Form N-1A.

                     (b) Rule 18f-3 Plan is incorporated herein by reference to Exhibit 18 to Form N-1A.

               (11) Opinion and consent of legal counsel is incorporated herein by reference to Registrant's Form 24f-2 Notices filed with the SEC.

               (12) Opinion and consent of Piper & Marbury L.L.P. as to tax matters (to be filed by amendment).

               (13)  (a)    Administration Agreement dated November 1, 1995,
                            between the Registrant and SEI Financial Management
                            Corporation is incorporated herein by reference to
                            Exhibit 6(b) to Form N-1A.

                     (b) Sub-Administration Agreement dated January 1, 1998, between SEI Investment Management Corporation and FMB Trust Company, National Association is incorporated herein by reference to Exhibit 9 to Form N-1A.

                     (c) Transfer Agency and Service Agreement dated November 1, 1995, between the Registrant and SEI Fund Resources incorporated herein by reference to
                            Exhibit 9 to Form N-1A.

               (14) Consent of KPMG Peat & Marwick LLP, independent auditors of the Registrant.*

               (15)         Not applicable.

               (16)         Powers of Attorney of Trustees of the Registrant.

               (17)  (a)    Prospectus for Registrant is incorporated herein by
                            reference to Registrants 497 filing filed with the SEC on February 20, 1998.

                     (b) Statement of Additional Information of Registrant is incorporated herein by reference to Registrants 497 filing filed with the SEC on February 20, 1998.

                     (c) Annual Report to Shareholders of ARK Funds for the fiscal year ended April 30, 1997 is incorporated herein by reference to the Registrant's filing with the SEC pursuant to Rule 30b-2 on June 27, 1997.

                     (d) Semi-Annual Report to Shareholders of the ARK Funds for the six months ending October 31, 1997 is incorporated herein by reference to the Registrant's filing with the SEC pursuant to Rule 30b-2 on December 29, 1997.

               *     Filed herewith.

ITEM 17.       UNDERTAKINGS

     (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Baltimore, and State of Maryland on the 24 day of February, 1998.

                                       ARK FUNDS
                                       By:      /s/ David D. Downes
                                          -----------------------------------
                                                David D. Downes, President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

 /s/ David D. Downes                President (principal executive officer) and
--------------------------------   Trustee
David D. Downes

 /s/ James F. Volk                 Treasurer, Controller and Chief Financial Officer
--------------------------------   (principal financial and accounting officer)
James F. Volk

          *                        Trustee
--------------------------------
William H. Cowie, Jr.

          *                        Trustee
--------------------------------
Charlotte Kerr

          *                        Trustee
--------------------------------
George K. Reynolds, III

          *                        Trustee
--------------------------------
Thomas Schweizer*

*  By: /s/ Alan C. Porter          February 24, 1998
       -------------------------
            Alan C. Porter
            Attorney-in-Fact

An original power of attorney authorizing Alan C. Porter to execute this Registration Statement for each trustee of the Registrant on whose behalf this Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.